ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 19.2%

Auto Components 0.1%
Gentex (1)	6,400	91
		91
Automobiles 1.2%
Harley-Davidson (1)	10,900	684
Thor Industries (1)	4,900	202
Winnebago (1)	5,100	160
		1,046
Diversified Consumer Services 0.8%
Apollo Group, Class A (1)(2)	2,757	136
Devry (1)(2)	4,600	98
H&R Block	8,700	189
ITT Educational Services (1)(2)	2,900	192
Universal Technical Institute (1)(2)	2,700	48
		663
Hotels, Restaurants & Leisure 5.8%
Boyd Gaming	6,400	246
Choice Hotels International	6,800	278
Harrah's Entertainment	4,600	306
Hilton	19,600	546
International Game Technology	15,100	627
Marriott, Class A	14,800	572
OSI Restaurant Partners (1)	3,900	124
Panera Bread, Class A (1)(2)	3,200	186
Royal Caribbean Cruises (1)	6,300	244
Shuffle Master (1)(2)	10,898	294
Starwood Hotels & Resorts Worldwide	8,300	475
Station Casinos (1)	3,800	220
The Cheesecake Factory (1)(2)	4,400	120
Tim Hortons (1)	5,000	131
WMS Industries (1)(2)	3,900	114
Wynn Resorts (1)(2)	6,400	435
		4,918
Household Durables 1.6%
Centex	4,100	216
Garmin (1)	3,200	156
Harman International	3,200	267
KB Home (1)	3,400	149
Lennar, Class A	6,400	289
Meritage (1)(2)	2,300	96
Pulte (1)	3,600	114
Toll Brothers (1)(2)	3,800	107
		1,394
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	7,400	238
		238
Leisure Equipment & Products 0.1%
Brunswick (1)	2,800	87
		87
Media 3.5%
Citadel Broadcasting (1)	11,500	108
Clear Channel Outdoor, Class A (1)(2)	15,100	308
Dreamworks Animation, Class A (2)	4,700	117
Getty Images (1)(2)	8,900	442
Harte-Hanks	4,500	119
Lamar Advertising (1)(2)	8,900	475
McGraw-Hill	2,300	133
Meredith	2,700	133
Omnicom	5,500	515
Salem Communications, Class A	8,000	90
Scripps, Class A (1)	2,600	125
WPP Group (1)	6,800	420
		2,985
Multiline Retail 0.7%
Dollar General (1)	17,600	240
Family Dollar Stores (1)	7,600	222
Fred's, Class A (1)	8,400	106
		568
Specialty Retail 4.4%
Advance Auto Parts	5,000	165
Bed Bath & Beyond (2)	15,300	585
Dick's Sporting Goods (1)(2)	8,000	364
Men's Wearhouse	4,200	156
O'Reilly Automotive (2)	9,000	299
PETsMART	8,600	239
Ross Stores	6,600	168
Staples	9,800	238
Tiffany (1)	14,000	465
TJX	21,700	608
Urban Outfitters (1)(2)	7,600	135
Williams-Sonoma (1)	9,600	311
		3,733
Textiles, Apparel & Luxury Goods 0.7%
Coach (2)	16,100	554
		554

Total Consumer Discretionary		16,277

CONSUMER STAPLES 1.8%

Food Products 1.2%
Hershey Foods	5,300	283
McCormick	5,800	220
Wrigley (1)	10,625	490
		993
Personal Products 0.6%
Avon	17,000	521
		521

Total Consumer Staples		1,514
ENERGY 8.7%

Energy Equipment & Services 4.7%
BJ Services (1)	17,000	512
Cameron International (2)	15,200	734
Core Laboratories (2)	2,800	179
Diamond Offshore Drilling (1)	4,300	311
Grant Prideco (2)	16,400	624
Nabors Industries (2)	10,500	312
Smith International (1)	18,000	699
Weatherford International (2)	14,500	605
		3,976
Oil, Gas & Consumable Fuels 4.0%
Bill Barrett (1)(2)	15,000	369
Compton Petroleum (2)	14,100	141
CONSOL Energy	14,000	444
Foundation Coal	14,400	466
Mariner Energy (2)	9,100	167
Murphy Oil (1)	10,300	490
Ultra Petroleum (1)(2)	8,400	404
Williams Companies	17,900	427
XTO Energy	12,133	511
		3,419

Total Energy		7,395
FINANCIALS 11.7%

Capital Markets 6.1%
Affiliated Managers Group (1)(2)	1,400	140
Blackrock (1)	2,600	387
Charles Schwab	13,000	233
E*TRADE Financial (2)	19,600	469
Eaton Vance	9,300	268
Federated Investors, Class B	3,700	125
Investors Financial Services (1)	11,200	483
Janus Capital Group	10,100	199
Lazard (1)	3,400	136
Legg Mason (1)	2,750	277
Mellon Financial	7,800	305
Northern Trust	12,000	701
Nuveen Investments (1)	5,700	292
optionsXpress (1)	6,400	178
SEI	2,400	135
State Street	6,200	387
TD Ameritrade Holding (1)	23,100	436
		5,151
Commercial Banks 1.2%
City National (1)	1,400	94
East West Bancorp	5,000	198
First Horizon National (1)	2,200	84
SVB Financial (1)(2)	3,900	174
Synovus Financial	13,900	408
UCBH (1)	5,600	98
		1,056
Diversified Financial Services 2.6%
CBOT Holdings, Class A (1)(2)	6,000	725
Chicago Mercantile Exchange Holdings (1)	1,700	813
Moody's	10,700	700
		2,238
Insurance 1.8%
Ambac	2,100	174
Arch Capital Group (2)	4,100	260
Axis Capital Holdings	5,600	194
Brown & Brown	6,300	193
Markel (1)(2)	400	164
Marsh & McLennan	6,600	186
MBIA (1)	2,200	135
Willis Group Holdings (1)	4,900	186
		1,492

Total Financials		9,937
HEALTH CARE 17.3%

Biotechnology 3.5%
Alkermes (1)(2)	5,400	86
Amylin Pharmaceuticals (1)(2)	4,300	189
Celgene (1)(2)	16,500	714
Cephalon (1)(2)	5,100	315
deCode genetics (1)(2)	16,400	90
Genzyme (2)	3,200	216
Martek Biosciences (1)(2)	4,800	103
MedImmune (1)(2)	9,400	275
Millennium Pharmaceuticals (1)(2)	9,300	93
Myogen (1)(2)	3,500	123
Neurocrine Biosciences (1)(2)	7,600	82
OSI Pharmaceuticals (1)(2)	4,500	169
PDL Biopharma (1)(2)	4,500	86
Theravance (1)(2)	5,200	141
Vertex Pharmaceuticals (1)(2)	8,600	289
		2,971
Health Care Equipment & Supplies 5.0%
American Medical Systems (1)(2)	12,200	225
ArthroCare (1)(2)	3,000	140
Becton, Dickinson	4,300	304
Biomet	8,800	283
C R Bard	5,200	390
Dade Behring Holdings	3,900	157
Dentsply International	6,600	199
Edwards Lifesciences (1)(2)	4,700	219
Gen-Probe (2)	2,500	117
Hologic (1)(2)	2,600	113
Integra LifeSciences (1)(2)	3,100	116
Invitrogen (2)	2,200	139
Kyphon (1)(2)	4,000	150
ResMed (2)	6,500	262
Respironics (2)	6,800	262
St. Jude Medical (2)	16,600	586
Varian Medical Systems (2)	6,100	326
Zimmer Holdings (2)	3,600	243
		4,231
Health Care Providers & Services 5.8%
CIGNA	2,400	279
Coventry Health Care (2)	11,200	577
DaVita (2)	5,549	321
Express Scripts (2)	5,800	438
Health Management	5,300	111
Healthways (1)(2)	2,800	125
Henry Schein (2)	5,700	286
Humana (2)	8,400	555
Laboratory Corporation of America (2)	6,000	393
LifePoint Hospitals (2)	3,500	124
Lincare Holdings (1)(2)	8,400	291
Manor Care (1)	7,500	392
Medco (2)	7,200	433
Omnicare (1)	2,400	103
Patterson Companies (1)(2)	3,900	131
Quest Diagnostics	6,100	373
		4,932
Life Sciences Tools & Services 1.8%
Charles River Laboratories International (2)	4,200	182
Millipore (1)(2)	2,600	159
Nektar Therapeutics (1)(2)	6,500	94
Qiagen NV (1)(2)	15,400	244
Techne (2)	5,600	285
Thermo Electron (2)	3,500	138
Ventana Medical Systems (1)(2)	4,000	163
Waters Corporation (2)	5,200	236
		1,501
Pharmaceuticals 1.2%
Allergan	6,002	676
Atherogenics (1)(2)	8,400	111
Sepracor (1)(2)	4,300	208
		995
Total Health Care		14,630
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 1.8%
Empresa Brasiliera (1)	9,600	377
Precision Castparts	8,400	531
Rockwell Collins	11,000	603
		1,511
Air Freight & Logistics 1.5%
C H Robinson Worldwide (1)	8,700	388
Expeditors International of Washington	9,400	419
UTi Worldwide	18,100	506
		1,313
Airlines 1.3%
SkyWest	23,100	566
Southwest Airlines	30,500	508
		1,074
Commercial Services & Supplies 4.0%
American Reprographics (2)	5,400	173
Avery Dennison	3,400	205
ChoicePoint (2)	6,800	243
Cintas (1)	9,200	376
Corporate Executive Board	5,400	486
Dun & Bradstreet (2)	3,300	248
Equifax (1)	4,500	165
HNI Corporation (1)	2,700	112
LECG (1)(2)	7,000	131
Manpower	3,300	202
Ritchie Bros Auctioneers (1)	7,400	397
Robert Half International	11,300	384
Stericycle (1)(2)	3,300	230
		3,352
Construction & Engineering 0.7%
Fluor	7,900	607
		607
Electrical Equipment 0.8%
American Power Conversion (1)	8,800	193
AMETEK	7,700	336
II-VI (1)(2)	6,300	157
		686
Industrial Conglomerates 0.4%
Roper Industries	7,200	322
		322
Machinery 1.3%
Graco	9,200	359
IDEX	2,550	110
ITT	4,300	221
Joy Global	8,400	316
Pall	2,900	89
		1,095
Road & Rail 0.5%
Landstar Systems	9,500	406
		406
Trading Companies & Distributors 0.7%
Fastenal (1)	5,800	224
W. W. Grainger (1)	6,200	415
		639
Total Industrials & Business Services		11,005
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 0.5%
F5 Networks (1)(2)	2,700	145
Juniper Networks (1)(2)	17,300	299
		444
Computers & Peripherals 0.3%
Avid Technology (1)(2)	2,900	106
QLogic (2)	5,000	94
		200
Electronic Equipment & Instruments 1.5%
CDW	3,300	204
Cogent (1)(2)	16,600	228
Dolby Laboratories, Class A (2)	5,900	117
FLIR Systems (1)(2)	5,200	141
Jabil Circuit	9,800	280
National Instruments	4,550	124
Symbol Technologies	12,000	178
		1,272
Internet Software & Services 1.8%
Baidu.com ADR (1)(2)	1,500	132
Digital River (1)(2)	6,400	327
Monster Worldwide (2)	13,100	474
Sina (1)(2)	4,900	123
VeriSign (2)	13,700	277
Websense (2)	7,600	164
		1,497
IT Services 4.2%
Checkfree (2)	6,500	268
Cognizant Technology Solutions (2)	8,200	607
DST Systems (2)	3,400	210
Fidelity National Information	5,700	211
Fiserv (2)	4,500	212
Global Payments	5,200	229
Iron Mountain (1)(2)	13,400	575
Moneygram International	16,100	468
Paychex	15,000	553
Satyam Computer Services ADR (1)	6,400	248
		3,581
Office Electronics 0.1%
Zebra Technologies, Class A (2)	2,850	102
		102
Semiconductor & Semiconductor Equipment 9.0%
Altera (1)(2)	36,500	671
Analog Devices	21,400	629
Broadcom, Class A (2)	22,000	668
Cymer (1)(2)	3,300	145
Fairchild Semiconductor, Class A (2)	9,000	168
Integrated Device Technology (2)	13,300	214
Intersil, Class A	5,700	140
KLA-Tencor	3,800	169
Lam Research (2)	3,400	154
Linear Technology (1)	21,700	675
Marvell Technology Group (2)	23,200	449
Maxim Integrated Products (1)	20,200	567
MEMC Electronic Materials (2)	9,700	355
Microchip Technology	19,900	645
National Semiconductor (1)	24,700	581
Semtech (2)	6,500	83
Silicon Laboratories (1)(2)	13,800	428
Teradyne (1)(2)	13,800	182
Xilinx (1)	30,600	672
		7,595
Software 5.3%
Activision (1)(2)	12,254	185
Adobe Systems (2)	8,200	307
Autodesk (2)	8,600	299
Cadence Design Systems (2)	9,100	154
Check Point Software Technologies (2)	8,900	170
Citrix Systems (2)	7,100	257
Cognos (2)	6,200	226
Electronic Arts (2)	4,000	223
FactSet Research Systems (1)	4,350	211
Fair Isaac	3,700	135
Hyperion Solutions (2)	3,750	129
Intuit (2)	14,400	462
Jack Henry & Associates (1)	7,100	155
McAfee (2)	11,500	281
NAVTEQ (1)(2)	13,400	350
Red Hat (1)(2)	13,800	291
Salesforce.com (1)(2)	8,300	298
Synopsys (2)	4,200	83
THQ (1)(2)	10,100	295
		4,511
Total Information Technology		19,202
MATERIALS 1.2%
Chemicals 1.1%
Ecolab	11,000	471
Sigma Aldrich	1,700	129
Symyx Technologies (1)(2)	4,400	93
Valspar	7,400	197
		890
Containers & Packaging 0.1%
Sealed Air	2,300	124
		124
Total Materials		1,014
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.5%
Neustar, Class A (1)(2)	7,100	197
Time Warner Telecom, Class A (1)(2)	11,100	211
		408
Wireless Telecommunication Services 2.9%
American Tower Systems, Class A (2)	19,900	726
Crown Castle International (2)	20,900	737
NII Holdings, Class B (2)	6,600	410
Rogers Communications, Class B	5,800	318
SBA Communications (1)(2)	10,800	263
		2,454
Total Telecommunication Services		2,862
UTILITIES 0.8%
Independent Power Producers & Energy Traders 0.8%
AES (2)	31,100	634
Total Utilities		634
Total Common Stocks (Cost $75,954)		84,470
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	297,657	298
Total Short-Term Investments (Cost $298)		298
SECURITIES LENDING COLLATERAL 23.6%
MONEY MARKET TRUST 23.6%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (3)	19,951,273	19,951
Total Securities Lending Collateral (Cost $19,951)		19,951
Total Investments in Securities
123.7% of Net Assets (Cost $96,203)		$104,719

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are a integral part of this Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of mid-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $19,352,000; aggregate collateral consisted of $19,951,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $96,203,000. Net unrealized gain aggregated $8,516,000 at period-end, of which $13,063,000 related to appreciated investments and $4,547,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $17,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and Decemeber 31, 2005, was $298,000 and $986,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006